Significant Accounting Policies - Narrative (Details) - USD ($)	12 Months Ended
	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Significant Accounting Policies [Line Items]
Impairment charges	$ 14,200,000	$ 0	$ 0
Goodwill impairment	0	0	0
Deferred rent obligations	242,400,000	172,900,000
Noncurrent asset retirement obligation	$ 22,900,000	23,900,000
Breakage revenue, unredeemed gift card recognition period	3 years
Shipping and handling costs	$ 45,800,000	43,600,000	41,200,000
Advertising expenses	$ 178,300,000	$ 202,200,000	$ 160,900,000
Building
Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Building Improvements | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, useful life	10 years
Building Improvements | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, useful life	5 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, useful life	7 years
Furniture and Fixtures | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Furniture and Fixtures | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, useful life	10 years
Computer Software | Minimum
Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Computer Software | Maximum
Significant Accounting Policies [Line Items]
Property and equipment, useful life	7 years
Net Sales
Significant Accounting Policies [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%
Ancillary Sources | Net Sales
Significant Accounting Policies [Line Items]
Concentration risk, percentage	1.00%